Consolidated statement of financial position - EUR (€) € in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	[1]	€ 418,517	€ 306,387
Investments		57,873	90,413
Trade and other receivables		135,963	116,319
Contract assets		28,295	46,034
Inventories		29,317	31,122
Current tax assets		38,453	41,879
Other current financial assets including derivatives		20,217	4,290
Prepaid expenses and other current assets		30,480	45,519
Assets classified as held for sale		3,830
Total current assets		762,945	681,964
Non-current assets:
Non-current investments and other non-current financial assets		48,004	40,014
Investments in associates and Joint ventures		4,629	2,138
Property, plant and equipment		554,626	823,937
Intangible assets and Goodwill		303,936	309,295
Deferred tax assets		2,949	17,333
Non-current tax assets		36,349	34,357
Other non-current assets		507	3,464
Total non-current assets		951,000	1,230,538
Total assets		1,713,945	1,912,502
Current liabilities:
Current financial liabilities		104,720	50,795
Trade and other payables		64,763	85,792
Contract liabilities		104,849	106,599
Deferred income		3,220	3,216
Provisions		58,543	62,219
Current income tax liabilities		10,578	8,517
Other current liabilities		21,401	27,446
Total current liabilities		368,074	344,585
Non-current liabilities:
Non-current financial liabilities		344,008	392,743
Deferred tax liabilities		14,735	14,516
Provisions		18,035	19,585
Contract liabilities		145,324	156,679
Deferred income		8,350	30,557
Other non-current liabilities		1,715	1,312
Total non-current liabilities		532,167	615,392
Stockholders' equity:
Share capital		177,779	177,553
Treasury shares, at cost		(1,548)
Additional paid in capital		1,458,466	1,454,688
Retained Earnings		(775,887)	(672,370)
Accumulated other comprehensive income		(45,106)	(7,347)
Total stockholders' equity		813,704	952,525
Total liabilities and stockholders' equity		€ 1,713,945	€ 1,912,502

[1]	incl. €16,731k (2024: €12,931k; 2023: €11,819k) of restricted cash